Long-Term Debt - Debt (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Jan. 31, 2022
Debt Instrument [Line Items]
Current maturities of long-term debt	$ 37,795	$ 4,800
Current maturities of long-term debt, total	37,795	4,800
Term Loan - long-term portion	637,199
Less: Original Issue Discount - long-term portion	(9,294)	(6,724)
Less: Deferred Financing Costs - long-term portion	(5,038)	(5,091)
Long-term debt	585,072	462,185
Term Loan
Debt Instrument [Line Items]
Current maturities of long-term debt	6,404	4,800
Term Loan - long-term portion	599,404	$ 474,000
Term Loan - mandatory prepayment from SumTotal sale
Debt Instrument [Line Items]
Current maturities of long-term debt, discontinued operations	$ 31,391